Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Operating activities
Total net loss	$ (546,489)	$ (69,608)
Items not affecting cash	508,484	16,669
Changes in non-cash operating working capital items	(56,549)	(71,767)
Cash used in operating activities	(94,554)	(124,706)
Financing activities
Issuance of common shares	196,843	57,558
Issuance fees	(10,170)	(3,827)
Proceeds from the exercise of stock options	134	4,293
Proceeds from the exercise of warrants	4,291	56,075
Acquisition of term loan		32,778
Payments on term loan	(3,500)
Debt interest payments	(1,849)
Lease payments	(4,341)
Issuance of unsecured convertible debentures	70,000
Interest paid on unsecured convertible debentures	(3,205)
Cash from financing activities	248,203	146,877
Investing activities
Settlement of short-term investments	25,420	119,810
Proceeds from sale of investments	7,871
Restricted cash	13,089	(22,350)
Proceeds from sale of property, plant and equipment	10,966
Acquisition of property, plant and equipment	(109,040)	(138,034)
Purchase of intangible assets	(856)	(3,010)
Investment in associate and joint ventures	(30,494)	(13,427)
Net cash acquired on business acquisition		49,366
Cash used in investing activities	(83,044)	(7,645)
Increase in cash and cash equivalents	70,605	14,526
Cash and cash equivalents, beginning of year	113,568	99,042
Cash and cash equivalents, end of year	$ 184,173	$ 113,568